General and administrative expenses and project evaluations costs	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
General And Administrative Expenses and Project Evaluations Costs

13. General and administrative expenses and project evaluations costs

	For the year ended
	December 31, 2025	December 31, 2024	December 31, 2023
	($)	($)	($)
Corporate administrative costs	2,183	3,406	3,036
Employee costs	4,160	3,215	2,824
Professional fees	985	1,556	1,665
	7,328	8,177	7,525
Depreciation	78	79	70
	7,406	8,256	7,595

13. General and administrative expenses and project evaluations costs (continued)

During the years ended December 31, 2025, 2024 and 2023, included in project evaluation costs were corporate administrative costs of $6, $nil and $nil, respectively, and professional fees of $72, $47 and $479, respectively.

Reclassification of share-based compensation

The Company has reclassified the share-based compensation, previously presented as part of general and administrative costs in the consolidated financial statements for the year ended December 31, 2025 to share-based compensation. The reclassification is a presentation change within other operating income (expenses) and has no impact on consolidated statement of financial position, consolidated statement of changes in equity or consolidated statement of cash flows. The reclassification provides more relevant, reliable, comparable and understandable information on the Company's operating income (expenses) and better aligns with accepted industry practices. The following tables summarize the effect of the reclassification on the Company's previously reported consolidated statement of loss:

	As previously reported	Reclassification	As reported
For the year ended December 31, 2024	($)	($)	($)
General and administrative costs	10,594	(2,338)	8,256
Share-based compensation	—	2,338	2,338

	As previously reported	Reclassification	As reported
For the year ended December 31, 2023	($)	($)	($)
General and administrative costs	10,401	(2,806)	7,595
Share-based compensation	—	2,806	2,806